NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Change in Provision for Retirement Indemnities (Details) - Present value of defined benefit obligation - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
At the beginning of the period	€ 652	€ 506	€ 347
Service costs	(63)	123	115
Financial costs	3	4	6
Actuarial gains and losses	(68)	19	38
At the end of the period	€ 524	€ 652	€ 506